INCOME TAXES - Summary of significant components of deferred tax assets and deferred tax liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Payroll and welfare payable	¥ 13,908	¥ 10,740
Accrued expenses	38,720	19,920
Property, plant and equipment		11
Unrealised Exchange Difference	87
Allowance for uncollectible receivables, contract assets, loans receivable and others	56,436	53,343
Net loss carryforward	23,514	21,939
Others	11,435	11,435
Gross deferred tax assets	144,100	117,388
Valuation allowances	(73,189)	(68,932)	¥ (4,102)
Net deferred tax assets	70,911	48,456
Deferred tax liabilities
Property, plant and equipment	(133)
Total deferred tax liabilities	(133)
Deferred tax assets, net	¥ 70,778	¥ 48,456